Bank Borrowing (Tables)	12 Months Ended
Dec. 31, 2024
Bank Borrowing [Abstract]
Schedule of Bank Borrowing
	As of December 31, 2023	As of December 31, 2024
	MYR	MYR	USD
- Non-current	52,942	39,774	8,899
- Current	14,144	13,255	2,966
	67,086	53,029	11,865